Segment And Geographic Information (Summary Of Long-Lived Tangible Assets By Geographic Region) (Details) - USD ($) $ in Millions	Oct. 31, 2015	Apr. 30, 2015	May. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 100.0	$ 81.8	$ 82.8
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	71.1	51.1	50.6
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	22.3	24.6	26.5
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 6.6	$ 6.1	$ 5.7